UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Consumer Discretionary - 0.3% (0.2% of Total Investments)
$275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp,	9/15 at 100.00	BBB-	$272,544
	Series 2005, 5.000%, 9/01/35

	Consumer Staples - 6.6% (4.5% of Total Investments)
480	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	485,582
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	521,570
245	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	247,183
	Series 2001A, 5.200%, 6/01/25
5,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	5,251,550

6,225	Total Consumer Staples			6,505,885

	Education and Civic Organizations - 15.5% (10.5% of Total Investments)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A, 5.375%,	7/11 at 101.00	Aaa	2,944,700
	7/01/31 - AMBAC Insured
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,	8/11 at 102.00	AAA	2,125,377
	University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 - AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998,	7/08 at 101.00	AAA	2,090,120
	5.000%, 7/01/21 - MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	1,084,720
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%,	7/11 at 101.00	AAA	1,067,240
	7/01/30 - MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	571,900
	5.500%, 7/01/18 - FGIC Insured
1,265	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds, City	7/08 at 102.00	AAA	1,337,662
	University System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility	10/15 at 100.00	A-	273,342
	Project, Series 2005, 5.000%, 10/01/35
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher	6/11 at 102.00	AA	2,320,174
	College, Series 2001, 5.250%, 6/01/26 - RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College,	10/14 at 100.00	A-	251,003
	Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater	2/11 at 100.00	A-	1,141,393
	New York, Series 2002, 5.250%, 8/01/21

14,290	Total Education and Civic Organizations			15,207,631

	Financials - 0.6% (0.4% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005,	No Opt. Call	Aa3	565,135
	5.250%, 10/01/35
	Health Care - 19.4% (13.2% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore	8/09 at 101.00	AAA	3,200,790
	Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured
2,505	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital	8/09 at 101.00	AAA	2,685,761
	Medical Center of Queens, Series 1999, 5.550%, 8/15/29 - AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United	2/08 at 102.00	AAA	1,582,410
	Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured
860	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center,	2/15 at 100.00	AAA	899,250
	Series 2005, 5.000%, 2/01/28 - FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Saint Lukes Roosevelt Hospital,	8/15 at 100.00	AA	1,740,681
	Series 2005, 4.900%, 8/15/31
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership	7/07 at 102.00	AA	523,555
	Obligated Group - Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,	7/11 at 101.00	Ba2	500,945
	Series 2001, 5.500%, 7/01/30
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C,	7/08 at 100.00	Ba1	1,266,138
	5.500%, 7/01/26
1,240	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series	8/14 at 100.00	AAA	1,352,356
	2004A, 5.250%, 8/15/15 - FSA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996:
115	6.000%, 7/01/06	7/06 at 102.00	B2	114,961
100	6.250%, 7/01/13	7/06 at 102.00	B2	98,790
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital	7/13 at 100.00	Baa1	521,675
	Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes	7/10 at 100.00	BB	303,702
	Hospital, Series 2005, 6.000%, 7/01/30
670	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health	No Opt. Call	A3	715,821
	System Obligated Group, Series 2001B, 5.875%, 11/01/11
850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 1999A,	2/09 at 101.00	A2	882,819
	5.250%, 2/15/17
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A,	2/13 at 100.00	AAA	540,000
	5.250%, 2/15/22 - AMBAC Insured
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 100.00	B2	509,165
	University Hospital, Series 2001B, 6.375%, 7/01/31
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	515,485
	University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	458,367
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	643,788

18,115	Total Health Care			19,056,459

	Housing/Multifamily - 2.9% (2.0% of Total Investments)
160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	5/11 at 101.00	Aa2	167,936
	2001B, 5.250%, 11/01/16
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	11/11 at 100.00	AA	1,024,990
	2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	472,640
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	232,200
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	524,380
	Series 2004A, 5.250%, 11/01/30
440	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	443,071
	Series 2005F-1, 4.750%, 11/01/35

2,780	Total Housing/Multifamily			2,865,217

	Housing/Single Family - 1.5% (1.1% of Total Investments)
1,490	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,508,461
	(Alternative Minimum Tax)

	Long-Term Care - 3.1% (2.1% of Total Investments)
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation Association Pooled	7/11 at 102.00	AAA	2,284,870
	Loan Program 1, Series 2001A, 5.000%, 7/01/23 - AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 - ACA Insured	7/15 at 100.00	A	51,827
175	5.000%, 7/01/35 - ACA Insured	7/15 at 100.00	A	178,502
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	552,195
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

2,900	Total Long-Term Care			3,067,394

	Tax Obligation/General - 12.5% (8.6% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002, 4.000%,	6/12 at 100.00	AAA	1,755,227
	6/15/18 - FGIC Insured
3,630	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 - MBIA Insured	8/08 at 101.00	AAA	3,819,813
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	811,245
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,220	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	1,300,166
1,100	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,168,937
750	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	810,758
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	2,128,420
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	1/08 at 100.00	A3	258,072
250	5.250%, 7/01/24	1/08 at 100.00	A3	258,072

11,725	Total Tax Obligation/General			12,310,710

	Tax Obligation/Limited - 26.1% (17.9% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,093,880
250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	262,042
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities Development
	Program, Series 2002:
1,905	5.375%, 4/01/17	4/12 at 100.00	AA-	2,036,026
1,000	5.375%, 4/01/19	4/12 at 100.00	AA-	1,066,510
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	133,301
	5.000%, 3/15/21 - FSA Insured
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	1,873,760
	11/15/25 - FSA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A,	No Opt. Call	AA-	1,142,560
	5.750%, 1/01/17
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	587,759
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,208,548
835	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	884,574
500	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	527,050
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	1,047,620
	5.000%, 2/01/23
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series	2/13 at 100.00	AAA	1,060,380
	2003D, 5.000%, 2/01/22 - MBIA Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA-	1,055,350
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,070	5.250%, 5/15/23 - AMBAC Insured	5/11 at 100.00	AAA	1,139,925
1,125	5.250%, 5/15/24 - AMBAC Insured	5/11 at 100.00	AAA	1,198,519
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,061,340
	5.000%, 4/01/21 - MBIA Insured
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	2,662,365
	5.500%, 4/01/20 - AMBAC Insured
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	2,250,990
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 - AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,091,080
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note,	10/08 at 101.00	BBB	2,336,400
	Series 1998A, 5.500%, 10/01/22

23,910	Total Tax Obligation/Limited			25,719,979

	Transportation - 17.4% (11.9% of Total Investments)
2,000	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	2,140,600
190	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A,	11/12 at 100.00	AAA	200,030
	5.000%, 11/15/25 - FGIC Insured
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport -	8/12 at 101.00	B-	1,067,460
	American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
485	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	509,197
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
300	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	316,599
1,300	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	1,368,822
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	3,602,504
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
750	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	810,758
1,000	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	1,054,440
280	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	293,916
2,195	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	2,278,212
	2000, 5.500%, 10/15/35 - MBIA Insured (Alternative Minimum Tax)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B,	11/12 at 100.00	Aa2	2,634,875
	5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds,	No Opt. Call	AAA	905,884
	Series 2002E, 5.500%, 11/15/20 - MBIA Insured

16,180	Total Transportation			17,183,297

	U.S. Guaranteed(4) - 15.1% (10.4% of Total Investments)
400	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AA(4)	444,408
	5.375%, 3/15/22 (Pre-refunded 3/15/13)
2,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29	10/14 at 100.00	AAA	3,009,683
	(Pre-refunded 10/01/14) - FSA Insured
4,205	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional Facilities,	1/11 at 100.00	AAA	4,527,103
	Series 2000C, 5.125%, 1/01/21 (Pre-refunded 1/01/11) - FSA Insured
2,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities	3/12 at 100.00	AA(4)	2,718,850
	and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1996B, 5.200%,	1/11 at 100.00	AAA	3,240,060
	1/01/22 (Pre-refunded 1/01/11)
900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A, 6.875%,	6/09 at 101.00	N/R(4)	956,637
	12/01/34

13,755	Total U.S. Guaranteed			14,896,741

	Utilities - 16.3% (11.2% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.250%,	6/08 at 101.00	AAA	5,241,200
	12/01/26 - AMBAC Insured
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L, 5.375%,	5/11 at 100.00	A-	1,596,285
	5/01/33
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%,	9/13 at 100.00	AAA	1,616,835
	9/01/15 - CIFG Insured
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration	10/08 at 102.00	BBB-	1,006,870
	Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	2,114,640
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,	11/11 at 101.00	Baa3	474,251
	American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12)
	(Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding	11/11 at 101.00	Baa3	2,098,180
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners
	Facility, Series 1998:
1,250	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,191,088
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	701,280

15,450	Total Utilities			16,040,629

	Water and Sewer - 8.8% (6.0% of Total Investments)
6,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	6,450,237
	Fiscal Series 2001A, 5.500%, 6/15/33
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	1,093,650
	Fiscal Series 2001D, 5.500%, 6/15/17
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds	11/12 at 100.00	AAA	1,084,760
	Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

8,000	Total Water and Sewer			8,628,647

$135,595	Total Investments (cost $137,728,068) - 146.1%			143,828,729

	Other Assets Less Liabilities - 1.6%			1,646,560

	Preferred Shares, at Liquidation Value - (47.7)%			(47,000,000)

	Net Assets Applicable to Common Shares - 100%			$98,475,289

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $137,683,179.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,256,439
Depreciation	(110,889)

Net unrealized appreciation (depreciation) of investments	$6,145,550

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.